EXPENSE BY NATURE	12 Months Ended
Dec. 31, 2022
EXPENSE BY NATURE
EXPENSE BY NATURE

27    EXPENSE BY NATURE

	For the years ended December 31
	2022	2021	2020

Purchases of inventories in relation to trading activities	128,285,396	138,350,569	91,918,688
Raw materials and consumables used, and changes in work-in-progress and finished goods	58,119,628	62,159,977	44,991,195
Power and utilities	43,449,772	35,419,204	25,464,292
Depreciation of right-of-use assets	1,282,362	771,951	745,245
Depreciation and amortization (other than depreciation of right-of-use assets) expenses	9,691,457	9,789,163	9,449,798
Employee benefits expenses (Note 32)	11,451,648	11,008,847	9,892,157
Repairs and maintenance	3,257,456	3,796,066	2,010,678
Transportation expenses	9,545,420	7,227,249	5,548,616
Taxes other than income tax expense (Note (i))	2,860,228	2,595,082	1,880,012
Inventory impairment loss	938,966	470,464	1,411,908
Auditors’ remunerations
– PricewaterhouseCoopers and PricewaterhouseCoopers Zhong Tian LLP
– Audit services	18,170	18,170	18,170
– Non-audit services	3,340	870	700
Others	2,032,531	1,687,303	2,087,392
	270,936,374	273,294,915	195,418,851
(i)	Taxes other than income tax expense mainly comprise surcharges, land use tax, property tax and stamp duty.